PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

7.PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2016	2017

Buildings	897	959
Furniture, fixture and equipment	6,967	9,475
Leasehold improvement	37,884	52,565
Motor vehicles	819	977

Total	46,567	63,976
Less: Accumulated depreciation	(17,156)	(23,813)

	29,411	40,163

Depreciation expenses were $4,230, $4,831 and $6,099 for the years ended December 31, 2015, 2016 and 2017, respectively.